Operating Segment Information - Summary of Segment Capital Expenditures (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of segment capital expenditures [line items]
Segment capital expenditures	€ (50)	€ (60)	€ (97)	€ (120)
P&ARP [member]
Disclosure of segment capital expenditures [line items]
Segment capital expenditures	(17)	(24)	(30)	(48)
A&T [member]
Disclosure of segment capital expenditures [line items]
Segment capital expenditures	(10)	(18)	(23)	(34)
AS&I [member]
Disclosure of segment capital expenditures [line items]
Segment capital expenditures	(22)	(17)	(42)	(36)
Holdings & Corporate [member]
Disclosure of segment capital expenditures [line items]
Segment capital expenditures	€ (1)	€ (1)	€ (2)	€ (2)